Average Annual Total Returns{- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-12 - Fidelity® California Municipal Income Fund	Fidelity Advisor California Municipal Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor California Municipal Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor California Municipal Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor California Municipal Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor California Municipal Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor California Municipal Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor California Municipal Income Fund: Class Z Return Before Taxes Inception Date	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB025 Past 1 year	LB025 Past 5 years	LB025 Past 10 years
Total	(2.63%)	2.86%	3.26%	(2.74%)	2.79%	3.22%	(0.75%)	2.73%	3.15%	(2.55%)	2.91%	3.32%	(0.32%)	2.93%	3.06%	1.67%	3.96%	3.93%	1.79%		4.78%	[1]	Oct. 02, 2018	1.52%	4.17%	3.72%	1.21%	4.14%	4.01%

[1]	(a)Since inception October 2, 2018.